Schedule of Movement in Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Balance at beginning	$ 603,872	$ 805,163	$ 1,112,218	$ 1,482,957	$ 425,332	$ 804,103
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(26,751)	(35,199)	(1,076,509)	(1,435,346)	(418,432)	(570,951)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,245,409	1,628,101	568,163	757,552	1,476,057	192,180
Balance at end	$ 1,822,530	$ 2,398,065	$ 603,872	$ 805,163	$ 1,482,957	$ 425,332